Revenue - Summary of Revenue (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Revenue [abstract]
Sales-based royalties	$ 124,666	$ 108,406	$ 90,683
Revenue	$ 124,666	$ 108,406	$ 90,683